Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,351,072	0	2,131,821	857,826
Weighted-average exercise price	$ 135.67	$ 0	$ 136.96	$ 143.74